IFRS 7 Disclosure - Market Risk - Summary of Market Risk Structural Interest Rate Sensitivities Measures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	$ (1,756)	$ (1,356)
100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	818	479
100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	1,321	920
100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(621)	$ (637)
Canadian dollar [member] | 100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(1,486)
Canadian dollar [member] | 100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	571
Canadian dollar [member] | 100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	1,145
Canadian dollar [member] | 100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(472)
U.S. dollars [member] | 100 bps increase in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	(270)
U.S. dollars [member] | 100 bps increase in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	247
U.S. dollars [member] | 100 bps decrease in rates [member] | EVE risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	176
U.S. dollars [member] | 100 bps decrease in rates [member] | NII risk [member]
Disclosure of Structural Interest Rate Sensitivity on NII and EVE [line items]
Increase (decrease) in rates before tax impact	$ (149)